Other Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	₨ 6,378
Ending Balance	8,303	$ 128	₨ 6,378
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	9,489	146	9,042
Additions	291	4	581
Deletions	(119)	(2)	(109)
Foreign exchange difference	191	3	(25)
Ending Balance	11,900	182	9,489
Acquisition through Business Combination	2,048	31
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,111	48	2,742
Deletions	(102)	(2)	(47)
Foreign exchange difference	17	0	(27)
Ending Balance	3,597	54	3,111
Charge for the year	571	$ 8	443
Port concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,066
Ending Balance	4,831		5,066
Port concession rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,976		6,017
Additions	8		29
Deletions	(20)		(70)
Ending Balance	5,964		5,976
Port concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	910		689
Deletions	(3)		(10)
Ending Balance	1,133		910
Charge for the year	226		231
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	707
Ending Balance	712		707
Software licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,800		2,368
Additions	272		496
Deletions	(99)		(39)
Foreign exchange difference	24		(25)
Ending Balance	3,014		2,800
Acquisition through Business Combination	17
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,093		1,973
Deletions	(99)		(37)
Foreign exchange difference	15		(27)
Ending Balance	2,302		2,093
Charge for the year	293		184
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	605
Ending Balance	2,760		605
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	713		657
Additions	11		56
Foreign exchange difference	167
Ending Balance	2,922		713
Acquisition through Business Combination	2,031
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	108		80
Deletions	0
Foreign exchange difference	2
Ending Balance	162		108
Charge for the year	₨ 52		₨ 28